Significant Accounting Judgments, Estimates and Assumptions	12 Months Ended
Dec. 31, 2023
Disclosure of Significant Accounting Judgments, Estimates and Assumptions [Abstract]
Significant accounting judgments, estimates and assumptions
3.	Significant accounting judgments, estimates and assumptions

The preparation of the Group’s consolidated financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the accompanying disclosures. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods.

If signs of impairment are identified, the most significant estimate considered by the Company’s Management will correspond to the evaluation of the impairment of long-lived assets. As of December 31, 2023, 2022 and 2021, Management has not identified signs of impairment for long-lived assets, which is why it considers that there are no significant estimates for those dates.